Financial Instruments and Risk Management (Fuel Option Contracts) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 07, 2019	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives	$ 3.9
Fuel Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives		$ (0.5)